Shareholder Report, Average Annual Return (Details) 74200014500_Templeton Global Bond Enhanced Fund_Advisor Class_TSR Annual {Advisor Class}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		20.63%	(0.07%)	0.93%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index
Average Annual Return, Percent		7.55%	(3.53%)	0.54%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg Multiverse Index†
Average Annual Return, Percent	[1]	8.42%	(1.87%)	1.50%

[1]
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.